Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors Series Trust
Entity Central Index Key	0001027596
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Reverb ETF
Shareholder Report [Line Items]
Fund Name	Reverb ETF
Class Name	Reverb ETF
Trading Symbol	RVRB
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Reverb ETF for the period of May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://reverb-etf.com/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://reverb-etf.com/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Reverb ETF	$32	0.30%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
- The Reverb ETF (RVRB) continues to follow a unique strategy with uniquely motivated sentiment data driving active over- and under-weight positions from market cap baselines.
- From 5/1/2025 to 4/30/2025, we outperformed our benchmark, returning 12.25% at  NAV  versus 12.10% for the S&P500 TR.
- This difference in performance was driven largely by slight deviations in holding weights of major tech stocks, as determined by our proprietary company-ratings data and signal-generating algorithm. In most cases, these signals led to both over-weights and under-weights in MAG7 stocks at different points in the year.
- Looking ahead, we are eager to increase the volume and coverage of our ratings data.

Top Contributors
↑	UnitedHealth Group, Inc.
↑	Philip Morris International, Inc.
↑	The Coca-Cola Company
↑	Palantir Technologies, Inc.

Top Detractors
↓	Tesla, Inc.
↓	Apple, Inc.
↓	NVIDIA Corp.
↓	Berkshire Hathaway, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/03/2022)
Reverb ETF NAV	12.25	19.33
S&P 500 TR Index	12.10	19.41

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 20, 2025
Updated Performance Information Location [Text Block]	Visit https://reverb-etf.com/ for more recent performance information. Visit https://reverb-etf.com/ for more recent performance information.
Net Assets	$ 4,340,145
Holdings Count | $ / shares	475
Advisory Fees Paid, Amount	$ 13,299
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$4,340,145
Number of Holdings	475
Net Advisory Fee	$13,299
Portfolio Turnover	4%
30-Day SEC Yield	1.11%
30-Day SEC Yield Unsubsidized	1.11%

Holdings [Text Block]

Top 10 Issuers	(%)
Apple, Inc.	6.7%
Microsoft Corp.	6.3%
NVIDIA Corp.	4.9%
Amazon.com, Inc.	4.3%
Alphabet, Inc.	4.0%
Meta Platforms, Inc.	2.2%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.6%
Walmart, Inc.	1.5%
Eli Lilly & Co.	1.5%

Top Sectors	(%)
Manufacturing	37.6%
Information	15.2%
Finance and Insurance	12.5%
Retail Trade	9.4%
Professional, Scientific, and Technical Services	7.5%
Administrative and Support and Waste Management and Remediation Services	4.7%
Utilities	2.6%
Mining, Quarrying, and Oil and Gas Extraction	2.4%
Transportation and Warehousing	1.9%
Cash & Other	6.2%

Material Fund Change [Text Block]	Other Material Fund Changes: Effective 3/20/2025, the Reverb ETF Fund changed the frequency of the Fund’s distributions from annual to quarterly.
Updated Prospectus Web Address	https://reverb-etf.com/